GUARANTEES AND CONTINGENCIES	12 Months Ended
Dec. 31, 2022
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
GUARANTEES AND CONTINGENCIES	GUARANTEES AND CONTINGENCIES
In the normal course of operations, the partnership’s operating subsidiaries have bank guarantees, insurance bonds, and letters of credit outstanding to third parties. As at December 31, 2022, the total outstanding amount was approximately $2.5 billion (2021: approximately $2.3 billion). The partnership does not conduct its operations, other than those of equity accounted investments, through entities that are not consolidated in these consolidated financial statements, and has not guaranteed or otherwise contractually committed to support any material financial obligations not reflected in these consolidated financial statements.
The partnership is contingently liable with respect to litigation and claims that arise in the normal course of operations. It is not expected that any of the ongoing litigation and claims as at December 31, 2022 could result in a material settlement liability to the partnership.